Interest-bearing loans and borrowings - Venture Debt (Details)				1 Months Ended		2 Months Ended		12 Months Ended
	Feb. 18, 2019 € / shares shares	Oct. 26, 2018 USD ($) $ / shares shares	Oct. 26, 2018 EUR (€)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)		Oct. 26, 2018 EUR (€) shares
Disclosure of detailed information about borrowings [line items]
Additional fee to be paid at end of term		2.50%													2.50%
Number of warrants issued | shares	9,392,986
Exercise price (in dollars per share) | € / shares	€ 0.02
Exercise price per ADS (in dollars per share) | € / shares	€ 0.08
Repayment of venture debt								$ 7,869,000		$ 5,165,000	[1]		$ 801,000	[1]
Interest on loans								7,462,000		9,747,000			7,864,000
Interest paid, classified as financing activities								5,310,000		2,461,000	[1]		2,396,000	[1]
Other finance income								5,177,000		0	[2]		0	[2]
Bond Issuance Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 14,000,000													€ 12,000,000
Borrowings, interest rate		9.00%													9.00%
Subscription price (in dollars per share) | $ / shares		$ 1.00
Number of warrants issued | shares		816,716													816,716
Exercise price (in dollars per share) | $ / shares		$ 1.34
Exercise price per ADS (in dollars per share) | $ / shares		$ 5.36
Venture debt
Disclosure of detailed information about borrowings [line items]
Repayment of venture debt				$ 550,000	€ 448,000	$ 801,000	€ 719,000	7,869,000	€ 6,588,007	5,165,000		€ 4,547,000
Interest on loans								819,000		1,451,000			1,796,000
Interest paid, classified as financing activities								$ 701,000		$ 940,000			1,209,000
Other finance income													$ 532,000
Venture debt | Financial liabilities at fair value through profit or loss | Bond Issuance Agreement
Disclosure of detailed information about borrowings [line items]
Adjustments for increase (decrease) in derivative financial liabilities		$ (819,000)	€ (712,000)
Increase in borrowings		$ 12,800,000	€ 10,900,000

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2